Securities and other financial assets, net (Details 2) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	$ 11,998	$ 41,937
Securities sold under repurchase agreements	(10,663)	(40,530)
Amortised cost
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	11,998	36,843
Securities sold under repurchase agreements	(10,663)	(35,647)
Fair value
IFRS Statement [Line Items]
Securities pledged to secure repurchase transactions	0	5,094
Securities sold under repurchase agreements	$ 0	$ (4,883)